Supplementary Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)

SUPPLEMENTARY FINANCIAL DATA

Quarterly Financial Information (Unaudited)

(In thousands)

	Three Months Ended
	April 3, 2011	July 3, 2011	Oct. 2, 2011	Jan. 1, 2012	April 1, 2012	July 1, 2012	Sept. 30, 2012	Dec. 30, 2012
Revenue	$31,672	$34,056	$35,420	$35,443	$30,760	$32,055	$31,375	$31,758
Cost of revenue(a)	15,151	17,647	17,590	15,556	14,653	17,001	16,620	16,476

Gross margin	16,521	16,409	17,830	19,887	16,107	15,054	14,755	15,282

Operating expenses:
Research and development	13,656	14,669	14,402	13,069	14,000	12,842	16,581	14,120
Selling, general and administrative	6,145	5,659	5,528	4,955	4,680	4,648	4,507	5,221
Restructuring charges	47	(156)	—	—	1,092	(30)	—	—

Total operating expenses	19,848	20,172	19,930	18,024	19,772	17,460	21,088	19,341

Income (loss) from operations	(3,327)	(3,763)	(2,100)	1,863	(3,665)	(2,406)	(6,333)	(4,059)
Gain on sale of marketable securities	1,295	—	—	—	—	—	—	—
Interest income and other, net	68	21	(311)	(161)	75	(387)	61	143

Income (loss) before provision for income tax	(1,964)	(3,742)	(2,411)	1,702	(3,590)	(2,793)	(6,272)	(3,916)
Provision for (benefit from) income taxes	99	87	(261)	1,157	115	206	85	608

Net income (loss)	$(2,063)	$(3,829)	$(2,150)	$545	$(3,705)	$(2,999)	$(6,357)	$(4,524)

Net income (loss) per share
Basic	$(0.03)	$(0.06)	$(0.03)	$0.01	$(0.05)	$(0.04)	$(0.09)	$(0.06)

Diluted	$(0.03)	$(0.06)	$(0.03)	$0.01	$(0.05)	$(0.04)	$(0.09)	$(0.06)

Weighted average number of shares
Basic	68,186	68,474	68,807	69,182	69,335	69,543	69,788	70,136

Diluted	68,186	68,474	68,807	69,658	69,335	69,543	69,788	70,136